Shareholder Report, Holdings (Details) - C000069418	Sep. 30, 2025
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Trade Finance Agreements
Holdings [Line Items]
Percent of Net Asset Value	92.90%